                      [OCEAN STATE TAX EXEMPT FUND LOGO]

                           REPORT OF THE PRESIDENT
                               OCTOBER 31, 1998

     We are pleased to report that Ocean State Tax Exempt Fund's (the "Fund") net asset value rose from $10.69 to $10.71 over the past six months while the dividend distribution remained unchanged at $0.57 per share. This performance was achieved against a turbulent backdrop of wildly fluctuating stock prices that witnessed the Standard & Poor's 500 Stock Index decline 14.5% in value in August only to rise by the same amount over September and October. Your Fund's results met its stated investment objective of preservation of capital with high current income, exempt from both Rhode Island and Federal income taxes.

     Many investment themes were in play during the period not the least of which were continuing controversy over impeachment proceedings, three reductions of short-term interest rates by the Federal Reserve, and weakening corporate profit growth. Against this backdrop, consumer price inflation has remained low and fear that economic weakness abroad would lead to a domestic recession has failed to materialize. The action by the Federal Reserve to keep our economy growing by reducing rates boosted the value of outstanding bonds and was one of the main reasons the Fund's Net Asset Value rose during the period.

     Bond yields in the U.S. are at historically low levels. Part of the decline is due to the drop in inflation rates from the mid-teens in the early 1980's to the 2 - 2 1/2% level today. Another reason has been the result of a phenomenon known as a "flight to quality." Over the past several quarters foreign funds have been flowing into debt instruments in the U.S. because foreign investors have perceived our country as a safe haven in a world of general economic unrest. The flow of monies, billions of dollars, tends to concentrate on investing in Treasury securities because the liquidity is large and the issues are direct obligations of our government. This investment pressure, added to increased demand by stock investors frightened by the sharp decline in equity prices over the summer, drove bond yields so low that a remarkable anomaly occurred: yields on municipal bonds exceeded those of Treasury notes in some comparable maturities. Although the situation has returned to normal, the yield before tax on a 15-year municipal bond is still over 90% of the rate accorded to a comparable U.S. Treasury bond.

     Nationally, 56% of this year's new bonds were sold with insurance, up from 25% a decade ago. In line with this trend, the Fund's management has continued to improve the credit quality of the portfolio by increasing the holdings of insured, AAA rated debt instruments to over 64%. Credits in the portfolio are continually reviewed by management and judged for their suitability to the portfolio. National and international factors, some of which we mentioned above, have a far greater effect on your investment than local factors. However, the diverse mix of Rhode Island holdings in the Fund minimizes the investor's risk if problems arise with an individual issuer.

     Ocean State Tax Exempt Fund is a long-term holding for most investors. Double tax-free income -- exempt from State and Federal taxes for Rhode Island residents -- is the main reason investors purchase the Fund. We recognize and appreciate this long-term commitment. We will strive to maintain your confidence in Ocean State Tax Exempt Fund, and we look forward to a successful 1999.



                                          Very truly yours,

                                          /s/ Alfred B. Van Liew
                                          ---------------------------------
                                          Alfred B. Van Liew
                                          President and Chairman of the
                                          Board of Trustees

                          OCEAN STATE TAX EXEMPT FUND
                         INVESTMENT PERFORMANCE REVIEW
                             AS OF OCTOBER 31, 1998
                                  (UNAUDITED)

                                                       PRIOR
                               NOVEMBER 1, 1997     FISCAL YEAR      NOVEMBER 1, 1993   NOVEMBER 1, 1988
                                   THROUGH             ENDED             THROUGH            THROUGH
                               OCTOBER 31, 1998   OCTOBER 31, 1997   OCTOBER 31, 1998   OCTOBER 31, 1998
                               ----------------   ----------------   ----------------   ----------------

TOTAL RATE OF RETURN(b)
     Based on:
          Net Asset Value....        5.46%              6.97%              5.14%              5.86%
          Offering Price.....        1.20%              2.68%              4.27%              5.51%

                                    AS OF              AS OF
                               OCTOBER 31, 1998   OCTOBER 31, 1997
                               ----------------   ----------------
30-DAY CURRENT YIELD
     Based on:
          Net Asset Value....        4.87%              5.03%
          Offering Price.....        4.67%              4.83%

30-DAY TAX-EQUIVALENT YIELD(a)
     Based on:
          Net Asset Value....        7.70%              7.96%
          Offering Price.....        7.39%              7.64%

     The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 11.74 years as of October 31, 1998.

     The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                           PORTFOLIO QUALITY ANALYSIS

                                           % OF TOTAL PORTFOLIO
                                         ------------------------
                                          AS OF           AS OF
               RATING                    10-31-98        10-31-97
               ------                    --------        --------

Aaa/AAA..............................     64.74%          62.05%
Aa/AA................................     20.45%          20.83%
A....................................     13.06%          14.98%
Baa/BBB..............................      1.75%           2.14%
Not Rated............................         0%              0%


     The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 1998 shareholders subject to a combined Federal and State tax rate of 36.78% (31% Federal, 27% State).

(b) Past performance is no guarantee of future results.

                          OCEAN STATE TAX EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                             AS OF OCTOBER 31, 1998

                                 ASSETS

Investments at value (identified cost $39,936,225)
  (Note 1A).................................................  $42,704,260
Cash........................................................      544,680
Interest receivable.........................................      635,222
                                                              -----------
          Total Assets......................................  $43,884,162

                               LIABILITIES
Payable for securities purchased............................  $   511,361
Distribution payable to shareholders........................       77,051
Accrued management fees.....................................       21,407
Accrued expenses............................................       25,184
Payable for fund shares redeemed............................        1,500
                                                              -----------
          Total Liabilities.................................      636,503
                                                              -----------
          Net Assets........................................  $43,247,659
                                                              ===========
Net Assets consist of:
Shares of beneficial interest at par ($.01/share)...........       40,378
Additional paid-in capital (Note 4).........................   40,384,905
Undistributed net investment income.........................       12,511
Accumulated net realized gain on investment transactions....       41,830
Net unrealized appreciation of investments..................    2,768,035
                                                              -----------
Total -- Representing Net Assets at Value for 4,037,808
  Shares Outstanding........................................  $43,247,659
                                                              ===========
Computation of Net Asset Value & Offering Price:
Net Assets..................................................  $43,247,659
Divided by number of shares outstanding.....................    4,037,808
Net asset value.............................................  $     10.71
                                                              ===========
Offering price..............................................  $     11.16
                                                              ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                            STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED OCTOBER 31, 1998


INVESTMENT INCOME
Interest income (Note 1B).............................................    $2,536,612
Expenses:
     Adviser fees (Note 2)..................................   147,822
     Administrator fees (Note 2)............................   105,587
     Transfer agent fees....................................    36,071
     Auditing fees..........................................    28,400
     Trustees fees and expenses.............................    19,000
     Custodian fees.........................................    10,486
     Legal fees and expenses................................    19,811
     Shareholder reports....................................    11,762
     Distribution expenses (Note 5).........................     8,237
     Insurance expenses.....................................     1,983
     Pricing fees...........................................     3,872
     Miscellaneous expenses.................................     2,163
     Registration fees......................................       825
                                                              --------
                                                               396,019
                                                                          ----------
          Net Investment Income.......................................    $2,140,593

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investments............................    41,822
Net Change in Unrealized Appreciation of Investments........    56,057
                                                              --------
Net Realized and Unrealized Gain on Investments.......................        97,879
                                                                          ----------
Net Increase in Net Assets Resulting from Operations..................    $2,238,472
                                                                          ==========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                FISCAL YEAR         FISCAL YEAR
                                                                   ENDED               ENDED
                                                              OCTOBER 31, 1998    OCTOBER 31, 1997
                                                              ----------------    ----------------

Increase (Decrease) in Net Assets Resulting from:
Operations:
     Net investment income..................................    $ 2,140,593         $ 2,205,786
     Net realized gain on investments.......................         41,822              42,174
     Change in unrealized appreciation of investments.......         56,057             610,813
                                                                -----------         -----------
     Net increase in net assets resulting from operations...    $ 2,238,472         $ 2,858,773
Dividends and distributions to shareholders from:
     Net investment income ($.56 per share in 1998 and $.57
       per share in 1997)...................................     (2,140,593)         (2,205,786)
     Capital Gain ($.01 per share in 1998)..................        (30,119)                  0
     Net increase (decrease) from fund share transactions
       (Note 4).............................................      1,554,210          (1,483,616)
                                                                -----------         -----------
          Total increase (decrease) in net assets...........      1,621,970            (830,629)
NET ASSETS:
     Beginning of year......................................     41,625,689          42,456,318
                                                                -----------         -----------
     End of year(1).........................................    $43,247,659         $41,625,689
                                                                ===========         ===========
---------------
(1) Including undistributed net investment income...........    $    12,511         $    14,397
                                                                ===========         ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                              FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period.

     The following data includes selected data and other performance information derived from the financial statements.

                                                               FISCAL      FISCAL      FISCAL      FISCAL
                                                                YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED
                                                              10/31/98    10/31/97    10/31/96    10/31/95
                                                              --------    --------    --------    --------

Per Share Operating Performance:
Net Asset Value, Beginning of Year..........................   $10.69      $10.53      $10.59      $10.10
Net investment income.......................................      .56         .57         .56         .58
Net realized and unrealized gain (loss) on securities.......      .03         .16        (.06)        .49
                                                               ------      ------      ------      ------
Total from Investment Operations............................      .59         .73         .50        1.07
                                                               ------      ------      ------      ------
Less Distributions:
Dividends from net investment income........................     (.56)       (.57)       (.56)       (.58)
Distribution from net realized gains........................     (.01)       (.00)       (.00)       (.00)
                                                               ------      ------      ------      ------
Total Distributions.........................................     (.57)       (.57)       (.56)       (.58)
                                                               ------      ------      ------      ------
Net Asset Value, End of Year................................   $10.71      $10.69      $10.53      $10.59
                                                               ======      ======      ======      ======
Total investment return at Net Asset Value(b)...............     5.46%       6.97%       4.89%      10.89%
Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted).....................  $43,248     $41,626     $42,456      $43,088
Ratio of expenses to average net assets.....................      .94%        .99%        .98%        .98%
Ratio of net investment income to average net assets........     5.07%       5.25%       5.31%       5.58%
Portfolio turnover..........................................    10.30%       2.27%      13.30%      11.77%
Adviser/Administrator waived fees per share.................      .00         .00         .00         .00
Fund expenses without waiver per share......................      .10         .11         .10         .10
Net investment income without waiver per share..............      .56         .57         .56         .58
Ratio of expenses to average net assets without waiver......      .94%        .99%        .98%        .98%
Ratio of net investment income to average net assets
  without waiver............................................     5.07%       5.25%       5.31%       5.58%

(a) Commencing in fiscal year 1990, data included the combined operations of the Fund and the Rhode Island Tax-Free Bond Fund (the "RI Fund") for the period from the date of the acquisition of the assets of the RI Fund by the Fund (November 1, 1989). The data shown above for the periods prior thereto are the historical results of the Fund.

(b) Total investment return does not reflect sales load.

                       See Notes to Financial Statements.


 FISCAL     FISCAL     FISCAL     FISCAL      FISCAL       FISCAL
  YEAR       YEAR       YEAR       YEAR        YEAR         YEAR
 ENDED      ENDED      ENDED      ENDED        ENDED       ENDED
10/31/94   10/31/93   10/31/92   10/31/91   10/31/90(a)   10/31/89
--------   --------   --------   --------   -----------   --------

 $10.95     $10.32     $10.14     $ 9.73      $ 9.80       $ 9.74
    .59        .56        .63        .64         .67          .62
   (.84)       .63        .18        .41        (.09)         .07
 ------     ------     ------     ------      ------       ------
   (.25)      1.19        .81       1.05         .58          .69
 ------     ------     ------     ------      ------       ------

   (.59)      (.56)      (.63)      (.64)       (.65)        (.63)
   (.01)      (.00)      (.00)      (.00)       (.00)        (.00)
 ------     ------     ------     ------      ------       ------
   (.60)      (.56)      (.63)      (.64)       (.65)        (.63)
 ------     ------     ------     ------      ------       ------
 $10.10     $10.95     $10.32     $10.14      $ 9.73       $ 9.80
 ======     ======     ======     ======      ======       ======
  (2.04)%    12.35%      8.00%     10.96%       5.89%        7.10%

$41,346    $45,043    $36,854    $29,750     $20,675       $12,159
    .88%       .81%       .85%       .92%       1.27%        1.36%
   5.55%      5.70%      6.13%      6.40%       6.45%        6.34%
   8.48%     13.27%     36.29%     21.57%      10.16%       37.90%
    .01        .01        .01        .03         .02          .03
    .10        .09        .10        .12         .12          .16
    .58        .55        .62        .61         .65          .59
    .93%       .81%       .95%      1.17%       1.51%        1.69%

   5.50%      5.58%      6.02%      6.15%       6.21%        6.02%


                          OCEAN STATE TAX EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1998


NOTE 1  SIGNIFICANT ACCOUNTING POLICIES

     VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. There is authorized an unlimited number of shares with a par value of one cent per share. Declaration of the Trust permits the Trustees to create additional portfolios (funds). As of October 31, 1998 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

     At October 31, 1998, 98.16% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 1998, 60.94% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 23.28% of the portfolio.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (A) SECURITY VALUATION: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

     (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

     (C) FEDERAL INCOME TAXES: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for

                          OCEAN STATE TAX EXEMPT FUND

Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     (D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the period ended October 31, 1998, the Fund paid $30,119 from long-term capital gains. 99.76% of the income dividends paid by the Fund are exempt from Federal and Rhode Island income taxes.

NOTE 2  ADVISORY AND ADMINISTRATIVE SERVICES AND OTHER AFFILIATED TRANSACTIONS

     Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund will pay Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

        .35 and .25 of 1% of the first $200 million of average daily net assets. .30 and .20 of 1% of average daily net assets over $200 million.

     The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 1998 was $2,000.

     Legal fees and expenses of $19,811 were paid to a firm of which the Fund's Secretary is a partner.

     During the period November 1, 1997 through October 31, 1998 the Distributor received $4,442 in commissions as a result of Fund share sales.

NOTE 3  INVESTMENT TRANSACTIONS

     During the period ended October 31, 1998 purchases and sales of investment securities other than short-term investments aggregated $5,932,008 and $4,358,635, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At October 31, 1998, gross unrealized appreciation on investment securities was $2,782,032 and gross unrealized depreciation on investment securities was $13,997.

                          OCEAN STATE TAX EXEMPT FUND

NOTE 4  SHARES OF BENEFICIAL INTEREST

     The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:

                                                            SHARES          AMOUNT
                                                            ------          ------

Balance at 10/31/96.....................................  4,033,431      $40,401,737
Shares sold.............................................    240,416        2,549,515
Shares issued in reinvestment of dividends..............    102,029        1,081,012
Shares redeemed.........................................   (483,087)      (5,114,146)
                                                          ---------      -----------
Net decrease............................................   (140,642)      (1,483,619)
                                                          ---------      -----------
Balance at 10/31/97.....................................  3,892,789      $38,918,118
                                                          =========      ===========
Shares sold.............................................    524,456      $ 5,603,144
Shares issued in reinvestment of dividends..............    108,162        1,157,248
Shares redeemed.........................................   (487,599)      (5,206,182)
                                                          ---------      -----------
Net increase............................................    145,019        1,554,210
                                                          ---------      -----------
Balance at 10/31/98.....................................  4,037,808      $40,472,328
                                                          =========      ===========

NOTE 5  DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $8,237 under the Plan during fiscal 1998.

NOTE 6  YEAR 2000 PROBLEM (UNAUDITED)

     Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem". The Fund's Adviser and Administrator is taking measures that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.

                          OCEAN STATE TAX EXEMPT FUND

                            PORTFOLIO OF INVESTMENTS
                             AS OF OCTOBER 31, 1998

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)   (NOTE 1)
---------                                                      --------------------   --------

MUNICIPAL SECURITIES (98.74%)(a)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE (51.99%)(a)

$  100,000  Bristol General Obligation 7.00%, 12/1/08.........       Baa1/NR         $   108,000
   120,000  Bristol General Obligation MBIA Insured 6.00%,
              12/15/10........................................       Aaa/AAA             129,300
   250,000  Bristol General Obligation MBIA Insured 5.05%,
              8/15/06.........................................       Aaa/AAA             262,500
   300,000  Burrillville General Obligation MBIA Insured
              5.75%, 10/15/17.................................       Aaa/AAA             318,000
   200,000  Burrillville General Obligation FGIC Insured
              5.70%, 5/1/11...................................       Aaa/AAA             218,250
    75,000  Central Falls General Obligation 7.90%, 7/1/02....       Baa3/NR              76,969
   130,000  Coventry General Obligation FGIC Insured 7.25%,
              11/1/10.........................................       Aaa/AAA             140,887
   460,000  Cranston General Obligation MBIA Insured 5.00%,
              6/15/02.........................................       Aaa/AAA             480,125
    50,000  Cumberland General Obligation 5.25%, 9/1/04.......        A-3/NR              53,750
   165,000  Cumberland General Obligation MBIA Insured 5.70%,
              10/1/11.........................................       Aaa/AAA             174,694
   175,000  Cumberland General Obligation MBIA Insured 5.70%,
              10/1/12.........................................       Aaa/AAA             185,500
   300,000  East Providence General Obligation MBIA Insured
              5.70%, 5/15/10..................................       Aaa/AAA             327,375
   750,000  Foster/Glocester General Obligation AMBAC Insured
              6.90%, 9/1/11...................................       Aaa/AAA             809,062
   135,000  Jamestown General Obligation CGIC Insured 7.00%,
              3/15/07.........................................       Aaa/AAA             136,632
   250,000  Kent County Water Auth. MBIA Insured 6.35%,
              7/15/14.........................................       Aaa/AAA             280,625
   355,000  Lincoln General Obligation MBIA Insured 5.50%,
              8/15/10.........................................       Aaa/AAA             376,300
   300,000  Lincoln General Obligation FGIC Insured 5.60%,
              8/1/12..........................................       Aaa/AAA             325,125
   110,000  Little Compton General Obligation 7.00%,
              1/15/09.........................................        A-1/NR             116,050
   100,000  Little Compton General Obligation 6.90%,
              1/15/08.........................................        A-1/NR             105,250
   100,000  Narragansett General Obligation MBIA Insured
              5.30%, 9/15/09..................................       Aaa/AAA             105,375
   200,000  Narragansett General Obligation Pre-refunded U.S.
              Treasury AMBAC Insured 7.10%, 6/15/10...........        Aaa/NR             208,806
   210,000  Newport General Obligation MBIA Insured 6.50%,
              8/15/06.........................................       Aaa/AAA             228,375
   100,000  Newport General Obligation Pre-refunded U.S.
              Treasury 6.80%, 4/15/09.........................        A-1/NR             109,125
   100,000  Newport General Obligation Pre-refunded U.S.
              Treasury 6.80%, 4/15/10.........................        A-1/NR             109,125


                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)   (NOTE 1)
---------                                                      --------------------   --------

MUNICIPAL SECURITIES--(CONTINUED)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE--(CONTINUED)

$  100,000  New Shoreham General Obligation MBIA Insured
              7.00%, 1/15/10..................................       Aaa/AAA         $   102,760
    75,000  North Kingstown General Obligation 6.70%,
              12/15/05........................................        A-1/NR              86,250
    80,000  North Kingstown General Obligation 6.80%,
              12/15/06........................................        A-1/NR              93,600
    80,000  North Kingstown General Obligation 6.30%,
              7/15/07.........................................        A-1/NR              85,500
   120,000  North Providence General Obligation MBIA Insured
              6.00%, 10/01/09.................................       Aaa/AAA             130,500
   100,000  Pawtucket General Obligation MBIA Insured 6.75%,
              9/15/08.........................................       Aaa/AAA             109,250
   500,000  Pawtucket General Obligation CGIC Insured 6.00%,
              3/15/15.........................................       Aaa/AAA             548,125
   500,000  Pawtucket General Obligation CGIC Insured 6.00%,
              3/15/11.........................................       Aaa/AAA             548,750
   500,000  Pawtucket General Obligation CGIC Insured 6.00%,
              3/15/13.........................................       Aaa/AAA             551,875
   500,000  Pawtucket General Obligation CGIC Insured, 6.00%,
              3/15/12.........................................       Aaa/AAA             554,375
   200,000  Providence Public Bldg. Auth. FSA Insured 5.10%,
              12/15/08........................................       Aaa/AAA             213,500
   200,000  Providence Public Bldg. Auth. Pre-refunded U.S.
              Treasury 7.30%, 12/1/08.........................       Baa2/NR             224,250
   300,000  Providence Public Bldg. Auth. Pre-refunded U.S.
              Treasury 7.30%, 12/1/09.........................       Baa2/NR             336,375
   500,000  Providence Public Bldg. Auth. CGIC Insured 7.25%,
              12/15/10........................................       Aaa/AAA             542,500
   150,000  Providence Public Bldg. Auth. MBIA Insured 5.50%
              12/15/13........................................       Aaa/AAA             161,250
   185,000  Providence Public Bldg. Auth. FSA Insured 5.00%,
              12/15/18........................................       Aaa/AAA             183,612
   750,000  Providence General Obligation MBIA Insured 6.75%,
              1/15/11.........................................       Aaa/AAA             793,125
   100,000  South Kingston General Obligation AMBAC Insured
              5.00%, 11/15/08.................................       Aaa/AAA             104,500
   700,000  Warwick General Obligation MBIA Insured 6.60%,
              11/15/06........................................       Aaa/AAA             777,875
   155,000  Warwick General Obligation FGIC Insured 7.20%,
              11/15/08........................................       Aaa/AAA             164,562
   250,000  Warwick General Obligation FGIC Insured 4.85%,
              3/1/12..........................................       Aaa/AAA             254,687
   225,000  Westerly General Obligation Pre-refunded U.S.
              Treasury 7.00%, 1/15/06.........................        A-1/NR             232,306


                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)   (NOTE 1)
---------                                                      --------------------   --------

MUNICIPAL SECURITIES--(CONTINUED)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE--(CONTINUED)

$  100,000  Westerly General Obligation Pre-refunded U.S.
              Treasury 7.00%, 1/15/09.........................        A-1/NR         $   103,247
    35,000  Westerly Dunn's Corner Fire District Unlimited Tax
              Assessment 7.80%, 6/1/03........................        A-1/NR              39,112
    35,000  Westerly Dunn's Corner Fire District Unlimited Tax
              Assessment 7.85%, 6/1/04........................        A-1/NR              39,769
   800,000  Rhode Island Clean Water MBIA Insured 6.50%,
              10/1/06.........................................       Aaa/AAA             883,000
   150,000  Rhode Island Clean Water MBIA Insured 5.30%,
              10/1/07.........................................       Aaa/AAA             162,000
   600,000  Rhode Island Correctional Facility MBIA Insured
              7.00%, 8/1/09...................................       Aaa/AAA             629,172
   650,000  Rhode Island Depositors Economic Protection Corp.
              MBIA Insured 6.55%, 8/1/10......................       Aaa/AAA             781,625
   215,000  Rhode Island Depositors Economic Protection Corp.
              CAPMAC Guaranteed 6.375%, 8/1/22................       Aaa/AAA             258,806
   250,000  Rhode Island Depositors Economic Protection Corp.
              Escrowed to Maturity 5.75%, 8/1/21..............        NR/A-              279,375
   500,000  Rhode Island Economic Development Corp. Airport
              Revenue FSA Insured 5.25%, 7/1/12...............       Aaa/AAA             525,625
   395,000  Rhode Island Economic Development Corp. Airport
              Revenue FSA Insured 5.25%, 7/1/13...............       Aaa/AAA             413,762
   545,000  Rhode Island Economic Development Corp. Airport
              Revenue FSA Insured 5.25%, 7/1/14...............       Aaa/AAA             566,119
   250,000  Rhode Island Economic Development Corp. Airport
              Revenue FSA Insured 5.00%, 7/1/18...............       Aaa/AAA             247,500
   100,000  RI COPS MBIA Insured 5.375%, 10/1/16..............       Aaa/AAA             104,875
   300,000  Rhode Island Lease Participation Certificate
              Shepard Bldg. AMBAC Insured 5.125%, 6/1/12......       Aaa/AAA             311,250
   500,000  Rhode Island Lease Participation Certificate
              Shepard Bldg. AMBAC Insured 5.00%, 6/1/17.......       Aaa/AAA             503,125
   750,000  Rhode Island Turnpike Authority 5.35%, 12/1/17....         NR/A              761,250
   645,000  Rhode Island Public Building Auth. Pre-refunded
              U.S. Treasury 7.60%, 2/1/09.....................         A/A               664,756
   125,000  Rhode Island Public Building Auth. AMBAC Insured
              5.20%, 2/1/06...................................       Aaa/AAA             132,031
   150,000  Rhode Island Public Building Auth. AMBAC Insured
              5.25%, 2/1/10...................................       Aaa/AAA             156,562
   150,000  Rhode Island Port Auth. AMBAC Insured 6.50%,
              6/1/08..........................................       Aaa/AAA             171,375
   500,000  Rhode Island Refunding Bond Authority AMBAC
              Insured 5.25%, 2/1/10...........................       Aaa/AAA             533,125
   250,000  Rhode Island Student Loan Auth. Gtd. Std. Lns.
              6.20%, 12/1/09..................................        Aaa/NR             258,437

                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)   (NOTE 1)
---------                                                      --------------------   --------
MUNICIPAL SECURITIES--(CONTINUED)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE--(CONTINUED)

$  250,000  Rhode Island General Obligation FGIC Insured
              7.00%, 7/15/04..................................       Aaa/AAA         $   289,375
     5,000  Rhode Island General Obligation 7.50%, 6/15/05....        A-1/AA-              5,069
   300,000  Rhode Island General Obligation FGIC Insured
              5.125%, 7/15/14.................................       Aaa/AAA             307,500
   500,000  Rhode Island General Obligation MBIA Insured
              5.75%, 8/1/15...................................       Aaa/AAA             535,000
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%,
              9/1/16..........................................       Aaa/AAA             251,250
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%,
              9/1/15..........................................       Aaa/AAA             252,500
   125,000  Rhode Island Water Resources Fruit Hill Reservoir
              MBIA Insured 7.05%, 9/15/07.....................       Aaa/AAA             131,715
                                                                                     -----------
            TOTAL RHODE ISLAND GENERAL OBLIGATION AND
              REVENUE.........................................                       $22,483,034
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION (29.25%)(a)

$  150,000  Board of Governors CGIC Insured 6.125%, 9/15/10...       Aaa/AAA         $   165,375
   195,000  Board of Governors CGIC Insured 6.15%, 9/15/11....       Aaa/AAA             214,987
   120,000  Brown University 6.75%, 9/1/16....................       Aa-1/AA+            125,924
   220,000  Brown University 5.40%, 9/1/18....................       Aa-1/AA+            223,300
   375,000  Brown University 6.00%, 9/1/10....................       Aa-1/AA+            387,979
   100,000  Brown University 4.75%, 9/1/12....................       Aa-1/AA+            100,375
   200,000  Brown University 5.90%, 9/1/14....................       Aa-1/AA+            216,750
   400,000  Brown University 5.00%, 9/1/19....................       Aa-1/AA+            401,500
   400,000  Bryant College MBIA Insured 6.50%, 6/1/05.........       Aaa/AAA             439,000
   100,000  Bryant College MBIA Insured 5.95%, 6/1/07.........       Aaa/AAA             107,500
   100,000  Bryant College MBIA Insured 6.20%, 6/1/13.........       Aaa/AAA             107,625
   100,000  Higher Education Auth. CGIC Insured 7.375%,
              9/15/09.........................................       Aaa/AAA             105,647
   150,000  Providence College Pre-refunded U.S. Treasury
              7.45%, 11/1/03..................................        Aaa/NR             159,386
   125,000  Providence College Pre-refunded U.S. Treasury
              7.50%, 11/1/04..................................        Aaa/NR             132,883
   120,000  Providence College Pre-refunded U.S. Treasury
              7.75%, 11/1/09..................................        Aaa/NR             127,858
   550,000  Roger Williams College Connie Lee Insured 6.50%,
              11/15/08........................................        NR/AAA             608,437
   550,000  Roger Williams College Connie Lee Insured 6.625%,
              11/15/11........................................        NR/AAA             611,187
 1,290,000  South County Hospital Pre-refunded U.S. Treasury
              7.25%, 11/1/11..................................        NR/AAA           1,431,900
   345,000  Roger Williams Realty Corp. Collateral U.S.
              Treasury, 7.50%, 8/1/29.........................         NR/AA-            356,916


                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)   (NOTE 1)
---------                                                      --------------------   --------
MUNICIPAL SECURITIES--(CONTINUED)
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION--(CONTINUED)

$  500,000  Salve Regina College Connie Lee Insured 6.25%,
              3/15/13.........................................        NR/AAA         $   546,875
   400,000  Salve Regina College LOC-Fleet Bank Pre-refunded
              U.S. Treasury 7.70%, 1/1/20.....................        A-2/NR             427,000
   300,000  Salve Regina College Pre-refunded U.S. Treasury
              Connie Lee Insured 6.30%, 3/15/20...............        NR/AAA             327,006
   525,000  Johnson & Wales College Connie Lee Insured 5.75%,
              4/1/12..........................................        NR/AAA             564,375
   500,000  St. Antoine Residence LOC-Allied Irish 6.75%,
              11/15/18........................................       Aa-3/NR             543,750
    80,000  Landmark Medical Center Escrowed to Maturity
              7.625%, 7/1/99..................................        NR/AAA              81,295
   500,000  Landmark Medical Center Pre-refunded U.S. Treasury
              8.375%, 7/1/09..................................        NR/AAA             527,160
   575,000  Kent County Hospital MBIA Insured 7.00%, 7/1/10...       Aaa/AAA             627,469
   200,000  Memorial Hospital MBIA Insured 6.50%, 7/1/04......       Aaa/AAA             221,000
   140,000  Miriam Hospital Pre-refunded U.S. Treasury 7.00%,
              4/1/06..........................................          NR/A             144,985
   400,000  Miriam Hospital Pre-refunded U.S. Treasury 6.35%,
              4/1/08..........................................          NR/A             446,000
   900,000  Miriam Hospital Pre-refunded U.S. Treasury 7.25%,
              4/1/11..........................................          NR/A             932,949
   300,000  Rhode Island Hospital FGIC Insured 6.70%,
              8/15/04.........................................       Aaa/AAA             328,125
   600,000  Women & Infants Hospital CGIC Insured 6.55%,
              9/1/13..........................................       Aaa/AAA             660,000
   100,000  United Methodist Elder Care LOC-Fleet Bank 7.50%,
              11/1/14.........................................           A/A             113,000
   125,000  New England Tech Inst. Connie Lee Insured 6.00%,
              3/1/15..........................................        NR/AAA             135,156
                                                                                     -----------
            TOTAL RHODE ISLAND HEALTH & EDUCATION BUILDING
              CORPORATION.....................................                       $12,650,674

RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION (16.21%)(a)

$    5,000  9.30%, 7/1/04, FGIC Insured.......................       Aaa/AAA         $     5,002
    40,000  7.625%, 10/1/04...................................       Aa-2/AA              41,210
   200,000  5.65%, 10/1/07....................................          NR/A             209,250
   300,000  8.00%, 10/1/08....................................       Aa-2/AA+            306,000
   500,000  7.80%, 10/1/10, Series A..........................       Aa-2/AA+            526,250
   300,000  7.60%, 10/1/20....................................          NR/A             313,500
    90,000  7.80%, 10/1/11....................................       Aa-2/AA+             92,738
   375,000  7.50%, 10/1/11....................................       Aa-2/AA+            397,031
   200,000  7.80%, 10/1/11....................................       Aa-2/AA+            206,624
   200,000  5.70%, 4/1/15.....................................       Aa-2/AA+            207,000
   500,000  5.75%, 4/1/17.....................................       Aa-2/AA+            522,500

                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(b)   (NOTE 1)
---------                                                      --------------------   --------
MUNICIPAL SECURITIES--(CONTINUED)
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION--(CONTINUED)

$  200,000  6.25%, 4/1/17.....................................       Aa-2/AA+        $   211,750
   110,000  7.95%, 10/1/20....................................          NR/A             113,727
    80,000  7.25%, 10/1/21....................................       Aa-2/AA+             84,600
   260,000  7.875%, 10/1/21, MBIA Insured.....................       Aaa/AAA             267,426
   440,000  7.875%, 10/1/22...................................       Aa-2/AA+            454,472
    45,000  7.75%,4/1/22......................................       Aa-2/AA+             46,856
   345,000  7.55%, 10/1/22....................................       Aa-2/AA+            365,700
   300,000  6.50%, 10/1/22....................................       Aa-2/AA+            318,375
 1,250,000  6.70%, 10/1/15....................................       Aa-2/AA+          1,348,437
   500,000  6.15%, 4/1/17.....................................       Aa-2/AA+            528,125
    55,000  5.875%, 4/1/25....................................       Aa-2/AA+             56,856
   300,000  6.50%, 4/1/27.....................................       Aa-2/AA+            318,000
    65,000  6.85%, 4/1/27.....................................       Aa-2/AA+             70,200
                                                                                     -----------
            TOTAL RHODE ISLAND HOUSING & MORTGAGE FINANCE
              CORPORATION.....................................                       $ 7,011,629

RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION (0.73%)(a)
$   45,000  Inge Corporation SBA GTD 9.125%, 10/1/00..........        Aaa/NR         $    45,173
   250,000  Mobil Oil 6.00%, 11/1/14..........................       Aa-2/AA             269,062
                                                                                     -----------
            TOTAL RHODE ISLAND INDUSTRIAL FACILITIES
              CORPORATION.....................................                       $   314,235
                                                                                     -----------
            TOTAL RHODE ISLAND BONDS (98.18%)(a)..............                       $42,459,572
PUERTO RICO BONDS (0.57%)(A)
$  225,000  Puerto Rico Highway Pre-refunded U.S. Treasury
              7.70%, 7/1/03...................................       Baa1/AAA        $   244,688
                                                                                     -----------
            TOTAL PUERTO RICO BONDS (0.57%)(a)................                       $   244,688
                                                                                     -----------
            TOTAL INVESTMENTS (Cost $39,936,225)(92.34%)(a)...                       $42,704,260
                                                                                     ===========

(a) Percentages indicated are based on net assets of $43,247,659 at October 31, 1998 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.71.

(b) The ratings indicated are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P.

                          OCEAN STATE TAX EXEMPT FUND

(d) Abbreviations used:

     AMBAC --  American Municipal Bond Assurance Corp.
      CGIC --  Capital Guaranty Insurance Co.
      FGIC --  Financial Guaranty Insurance Co.
       FSA --  Financial Security Assurance Inc.
      MBIA --  Municipal Bond Investors Assurance Corp.
       LOC --  Letter of Credit
       SBA --  Small Business Administration
    CAPMAC --  Capital Markets Assurance Corp.


                       See Notes to Financial Statements.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Trustees
of Ocean State Tax Exempt Fund


     We have audited the accompanying statement of assets and liabilities of Ocean State Tax Exempt Fund (the Fund) (a portfolio of VLC Trust), including the portfolio of investments, as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Ocean State Tax Exempt Fund at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the ten years in the period then ended in conformity with generally accepted accounting principles.



                                        /s/ ERNST & YOUNG LLP



Boston, Massachusetts
December 10, 1998

INVESTMENT ADVISER &
  ADMINISTRATOR
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

DISTRIBUTOR
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

CUSTODIAN
  PNC Institutional Custody Services
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

TRANSFER AGENT
  PFPC, Inc.
  P.O. Box 8871
  Wilmington, Delaware 19899-8871

INDEPENDENT AUDITORS
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

COUNSEL
  Hinckley, Allen & Snyder
  1500 Fleet Center
  Providence, Rhode Island 02903

TRUSTEES
  Alfred B. Van Liew, Chairman
  Milton C. Bickford, Jr.
  Michael E. Hogue
  Alice M. Macintosh
  Richard A. Plotkin
  John H. St. Sauveur
  Thomas R. Weschler,
     Vice Admiral, US Navy, Retired

OFFICERS
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary


                      [OCEAN STATE TAX EXEMPT FUND LOGO]

                         (THE PORTFOLIO OF VLC TRUST)



                                ANNUAL REPORT
                               OCTOBER 31, 1998



                            INTEREST INCOME EXEMPT
                            FROM FEDERAL AND RHODE
                            ISLAND INCOME TAXES
                            FROM QUALITY MUNICIPAL
                            BONDS.